Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Diversified International Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.85% A,B	0.86% A,B	0.86% A,B	0.86% A,B	0.70% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.04% B	0.04% B	0.04% B	0.04% B	0.04% B

Total annual operating expenses	1.14%	1.40%	1.90%	0.90%	0.74%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.24% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 685	$ 685	$ 488	$ 488	$ 293	$ 193	$ 92	$ 92	$ 76	$ 76
3 years	$ 916	$ 916	$ 778	$ 778	$ 597	$ 597	$ 287	$ 287	$ 237	$ 237
5 years	$1,167	$1,167	$1,089	$1,089	$1,026	$1,026	$ 498	$ 498	$ 411	$ 411
10 years	$1,881	$1,881	$1,971	$1,971	$2,024	$2,024	$1,108	$1,108	$ 918	$ 918
Supplement to the
Fidelity Advisor® Emerging Asia Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.88% A,B	0.88% A,B	0.87% A,B	0.86% A,B	0.72% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.09% B	0.09% B	0.09% B	0.09% B	0.09% B

Total annual operating expenses	1.22%	1.47%	1.96%	0.95%	0.81%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.25% for Class M, 0.24% for Class C, 0.22% for Class I, and 0.09% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 692	$ 692	$ 494	$ 494	$ 299	$ 199	$ 97	$ 97	$ 83	$ 83
3 years	$ 940	$ 940	$ 799	$ 799	$ 615	$ 615	$ 303	$ 303	$ 259	$ 259
5 years	$1,207	$1,207	$1,125	$1,125	$1,057	$1,057	$ 525	$ 525	$ 450	$ 450
10 years	$1,967	$1,967	$2,046	$2,046	$2,094	$2,094	$1,166	$1,166	$1,002	$1,002
Supplement to the
Fidelity Advisor® Focused Emerging Markets Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.93% A,B	0.93% A,B	0.93% A,B	0.93% A,B	0.81% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.03% B	0.03% B	0.03% B	0.03% B	0.03% B

Total annual operating expenses	1.21%	1.46%	1.96%	0.96%	0.84%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.21% for Class I, and 0.08% for Class Z, was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$691	$691	$493	$493	$299	$199	$98	$98	$86	$86
3 years	$937	$937	$796	$796	$615	$615	$306	$306	$268	$268
5 years	$1,202	$1,202	$1,120	$1,120	$1,057	$1,057	$531	$531	$466	$466
10 years	$1,957	$1,957	$2,035	$2,035	$2,091	$2,091	$1,178	$1,178	$1,037	$1,037
Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Class A, Class M, Class C, and Class I
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.75% A,B	0.75% A,B	0.75% A,B	0.68% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None

Other expenses	0.16% B	0.16% B	0.17% B	0.16% B

Total annual operating expenses	1.16%	1.41%	1.92%	0.84%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, and 0.17% for Class I was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$686	$686	$489	$489	$295	$195	$86	$86
3 years	$922	$922	$781	$781	$603	$603	$268	$268
5 years	$1,177	$1,177	$1,094	$1,094	$1,037	$1,037	$466	$466
10 years	$1,903	$1,903	$1,982	$1,982	$2,046	$2,046	$1,037	$1,037
Supplement to the
Fidelity Advisor® Global Equity Income Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.88% AB	0.86% AB	0.88% AB	0.85% AB	0.72% AB

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.22% B	0.21% B	0.22% B	0.23% B	0.21% B

Total annual operating expenses	1.35%	1.57%	2.10%	1.08%	0.93%

Fee waiver and/or expense reimbursement	0.05% C	0.02% C	0.05% C	0.03% C	0.03% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.30%	1.55%	2.05%	1.05%	0.90%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.23% for Class M, 0.25% for Class C, 0.21% for Class I, and 0.09% for Class Z, was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$700	$700	$502	$502	$308	$208	$107	$107	$92	$92
3 years	$972	$972	$826	$826	$651	$651	$339	$339	$292	$292
5 years	$1,266	$1,266	$1,173	$1,173	$1,123	$1,123	$592	$592	$511	$511
10 years	$2,100	$2,100	$2,150	$2,150	$2,234	$2,234	$1,314	$1,314	$1,139	$1,139
Supplement to the
Fidelity Advisor® International Capital Appreciation Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.73% A,B	0.73% A,B	0.73% A,B	0.73% A,B	0.61% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	1.00%	1.25%	1.75%	0.75%	0.63%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A, 0.21% for Class M, 0.21% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$671	$671	$473	$473	$278	$178	$77	$77	$64	$64
3 years	$875	$875	$733	$733	$551	$551	$240	$240	$202	$202
5 years	$1,096	$1,096	$1,012	$1,012	$949	$949	$417	$417	$351	$351
10 years	$1,729	$1,729	$1,808	$1,808	$1,864	$1,864	$930	$930	$786	$786
Supplement to the
Fidelity Advisor® Overseas Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.74% A,B	0.71% A,B	0.74% A,B	0.70% A,B	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.08% B	0.08% B	0.08% B	0.08% B	0.08% B

Total annual operating expenses	1.07%	1.29%	1.82%	0.78%	0.66%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.22% for Class M, 0.25% for Class C, 0.22% for Class I, and 0.09% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 678	$ 678	$ 477	$ 477	$ 285	$ 185	$ 80	$ 80	$ 67	$ 67
3 years	$ 896	$ 896	$ 745	$ 745	$ 573	$ 573	$ 249	$ 249	$ 211	$ 211
5 years	$1,131	$1,131	$1,033	$1,033	$ 985	$ 985	$ 433	$ 433	$ 368	$ 368
10 years	$1,806	$1,806	$1,852	$1,852	$1,940	$1,940	$ 966	$ 966	$ 822	$ 822
Supplement to the
Fidelity Advisor® Value Leaders Fund
Class A, Class M, Class C, and Class I
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.78	% A,B	0.77	% A,B	0.78	% A,B	0.72	% A,B

Distribution and/or Service (12b‑1) fees	0.25%		0.50%		1.00%		None

Other expenses	0.32	% B	0.33	% B	0.33	% B	0.31	% B

Total annual operating expenses	1.36%		1.60%		2.11%		1.03%
Fee waiver and/or expense reimbursement	0.21	% C	0.20	% C	0.21	% C	0.13	% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.15%		1.40%		1.90%		0.90%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.23% for Class M, 0.24% for Class C, and 0.18% for Class I was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$685	$685	$488	$488	$293	$193	$92	$92
3 years	$955	$955	$812	$812	$634	$634	$310	$310
5 years	$1,251	$1,251	$1,166	$1,166	$1,108	$1,108	$552	$552
10 years	$2,093	$2,093	$2,162	$2,162	$2,227	$2,227	$1,244	$1,244

Fidelity Advisor Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Diversified International Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.85% A,B	0.86% A,B	0.86% A,B	0.86% A,B	0.70% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.04% B	0.04% B	0.04% B	0.04% B	0.04% B

Total annual operating expenses	1.14%	1.40%	1.90%	0.90%	0.74%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.24% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 685	$ 685	$ 488	$ 488	$ 293	$ 193	$ 92	$ 92	$ 76	$ 76
3 years	$ 916	$ 916	$ 778	$ 778	$ 597	$ 597	$ 287	$ 287	$ 237	$ 237
5 years	$1,167	$1,167	$1,089	$1,089	$1,026	$1,026	$ 498	$ 498	$ 411	$ 411
10 years	$1,881	$1,881	$1,971	$1,971	$2,024	$2,024	$1,108	$1,108	$ 918	$ 918

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Advisor Diversified International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.14%
1 year	rr_ExpenseExampleYear01	$ 685
3 years	rr_ExpenseExampleYear03	916
5 years	rr_ExpenseExampleYear05	1,167
10 years	rr_ExpenseExampleYear10	1,881
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	916
5 years	rr_ExpenseExampleNoRedemptionYear05	1,167
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,881
Fidelity Advisor Diversified International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.86%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.90%
1 year	rr_ExpenseExampleYear01	$ 293
3 years	rr_ExpenseExampleYear03	597
5 years	rr_ExpenseExampleYear05	1,026
10 years	rr_ExpenseExampleYear10	2,024
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	597
5 years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,024
Fidelity Advisor Diversified International Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.86%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	$ 488
3 years	rr_ExpenseExampleYear03	778
5 years	rr_ExpenseExampleYear05	1,089
10 years	rr_ExpenseExampleYear10	1,971
1 year	rr_ExpenseExampleNoRedemptionYear01	488
3 years	rr_ExpenseExampleNoRedemptionYear03	778
5 years	rr_ExpenseExampleNoRedemptionYear05	1,089
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,971
Fidelity Advisor Diversified International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.86%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	287
5 years	rr_ExpenseExampleNoRedemptionYear05	498
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,108
Fidelity Advisor Diversified International Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	918
1 year	rr_ExpenseExampleNoRedemptionYear01	76
3 years	rr_ExpenseExampleNoRedemptionYear03	237
5 years	rr_ExpenseExampleNoRedemptionYear05	411
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 918
Fidelity Advisor Emerging Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Emerging Asia Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.88% A,B	0.88% A,B	0.87% A,B	0.86% A,B	0.72% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.09% B	0.09% B	0.09% B	0.09% B	0.09% B

Total annual operating expenses	1.22%	1.47%	1.96%	0.95%	0.81%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.25% for Class M, 0.24% for Class C, 0.22% for Class I, and 0.09% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 692	$ 692	$ 494	$ 494	$ 299	$ 199	$ 97	$ 97	$ 83	$ 83
3 years	$ 940	$ 940	$ 799	$ 799	$ 615	$ 615	$ 303	$ 303	$ 259	$ 259
5 years	$1,207	$1,207	$1,125	$1,125	$1,057	$1,057	$ 525	$ 525	$ 450	$ 450
10 years	$1,967	$1,967	$2,046	$2,046	$2,094	$2,094	$1,166	$1,166	$1,002	$1,002

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Advisor Emerging Asia Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.88%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	$ 692
3 years	rr_ExpenseExampleYear03	940
5 years	rr_ExpenseExampleYear05	1,207
10 years	rr_ExpenseExampleYear10	1,967
1 year	rr_ExpenseExampleNoRedemptionYear01	692
3 years	rr_ExpenseExampleNoRedemptionYear03	940
5 years	rr_ExpenseExampleNoRedemptionYear05	1,207
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,967
Fidelity Advisor Emerging Asia Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.87%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.96%
1 year	rr_ExpenseExampleYear01	$ 299
3 years	rr_ExpenseExampleYear03	615
5 years	rr_ExpenseExampleYear05	1,057
10 years	rr_ExpenseExampleYear10	2,094
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	615
5 years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,094
Fidelity Advisor Emerging Asia Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.88%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.47%
1 year	rr_ExpenseExampleYear01	$ 494
3 years	rr_ExpenseExampleYear03	799
5 years	rr_ExpenseExampleYear05	1,125
10 years	rr_ExpenseExampleYear10	2,046
1 year	rr_ExpenseExampleNoRedemptionYear01	494
3 years	rr_ExpenseExampleNoRedemptionYear03	799
5 years	rr_ExpenseExampleNoRedemptionYear05	1,125
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,046
Fidelity Advisor Emerging Asia Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.86%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	525
10 years	rr_ExpenseExampleYear10	1,166
1 year	rr_ExpenseExampleNoRedemptionYear01	97
3 years	rr_ExpenseExampleNoRedemptionYear03	303
5 years	rr_ExpenseExampleNoRedemptionYear05	525
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,166
Fidelity Advisor Emerging Asia Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.72%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,002
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	259
5 years	rr_ExpenseExampleNoRedemptionYear05	450
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002
Fidelity Advisor Focused Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Focused Emerging Markets Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.93% A,B	0.93% A,B	0.93% A,B	0.93% A,B	0.81% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.03% B	0.03% B	0.03% B	0.03% B	0.03% B

Total annual operating expenses	1.21%	1.46%	1.96%	0.96%	0.84%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.21% for Class I, and 0.08% for Class Z, was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$691	$691	$493	$493	$299	$199	$98	$98	$86	$86
3 years	$937	$937	$796	$796	$615	$615	$306	$306	$268	$268
5 years	$1,202	$1,202	$1,120	$1,120	$1,057	$1,057	$531	$531	$466	$466
10 years	$1,957	$1,957	$2,035	$2,035	$2,091	$2,091	$1,178	$1,178	$1,037	$1,037

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Advisor Focused Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.93%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.21%
1 year	rr_ExpenseExampleYear01	$ 691
3 years	rr_ExpenseExampleYear03	937
5 years	rr_ExpenseExampleYear05	1,202
10 years	rr_ExpenseExampleYear10	1,957
1 year	rr_ExpenseExampleNoRedemptionYear01	691
3 years	rr_ExpenseExampleNoRedemptionYear03	937
5 years	rr_ExpenseExampleNoRedemptionYear05	1,202
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,957
Fidelity Advisor Focused Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.93%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.96%
1 year	rr_ExpenseExampleYear01	$ 299
3 years	rr_ExpenseExampleYear03	615
5 years	rr_ExpenseExampleYear05	1,057
10 years	rr_ExpenseExampleYear10	2,091
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	615
5 years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,091
Fidelity Advisor Focused Emerging Markets Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.93%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.46%
1 year	rr_ExpenseExampleYear01	$ 493
3 years	rr_ExpenseExampleYear03	796
5 years	rr_ExpenseExampleYear05	1,120
10 years	rr_ExpenseExampleYear10	2,035
1 year	rr_ExpenseExampleNoRedemptionYear01	493
3 years	rr_ExpenseExampleNoRedemptionYear03	796
5 years	rr_ExpenseExampleNoRedemptionYear05	1,120
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,035
Fidelity Advisor Focused Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.93%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,178
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	306
5 years	rr_ExpenseExampleNoRedemptionYear05	531
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,178
Fidelity Advisor Focused Emerging Markets Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.81%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	268
5 years	rr_ExpenseExampleNoRedemptionYear05	466
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
Fidelity Advisor Global Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Class A, Class M, Class C, and Class I
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.75% A,B	0.75% A,B	0.75% A,B	0.68% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None

Other expenses	0.16% B	0.16% B	0.17% B	0.16% B

Total annual operating expenses	1.16%	1.41%	1.92%	0.84%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, and 0.17% for Class I was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$686	$686	$489	$489	$295	$195	$86	$86
3 years	$922	$922	$781	$781	$603	$603	$268	$268
5 years	$1,177	$1,177	$1,094	$1,094	$1,037	$1,037	$466	$466
10 years	$1,903	$1,903	$1,982	$1,982	$2,046	$2,046	$1,037	$1,037

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Advisor Global Capital Appreciation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.75%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.16%
1 year	rr_ExpenseExampleYear01	$ 686
3 years	rr_ExpenseExampleYear03	922
5 years	rr_ExpenseExampleYear05	1,177
10 years	rr_ExpenseExampleYear10	1,903
1 year	rr_ExpenseExampleNoRedemptionYear01	686
3 years	rr_ExpenseExampleNoRedemptionYear03	922
5 years	rr_ExpenseExampleNoRedemptionYear05	1,177
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,903
Fidelity Advisor Global Capital Appreciation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.75%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.92%
1 year	rr_ExpenseExampleYear01	$ 295
3 years	rr_ExpenseExampleYear03	603
5 years	rr_ExpenseExampleYear05	1,037
10 years	rr_ExpenseExampleYear10	2,046
1 year	rr_ExpenseExampleNoRedemptionYear01	195
3 years	rr_ExpenseExampleNoRedemptionYear03	603
5 years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,046
Fidelity Advisor Global Capital Appreciation Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.75%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.41%
1 year	rr_ExpenseExampleYear01	$ 489
3 years	rr_ExpenseExampleYear03	781
5 years	rr_ExpenseExampleYear05	1,094
10 years	rr_ExpenseExampleYear10	1,982
1 year	rr_ExpenseExampleNoRedemptionYear01	489
3 years	rr_ExpenseExampleNoRedemptionYear03	781
5 years	rr_ExpenseExampleNoRedemptionYear05	1,094
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,982
Fidelity Advisor Global Capital Appreciation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	268
5 years	rr_ExpenseExampleNoRedemptionYear05	466
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
Fidelity Advisor Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Global Equity Income Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.88% AB	0.86% AB	0.88% AB	0.85% AB	0.72% AB

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.22% B	0.21% B	0.22% B	0.23% B	0.21% B

Total annual operating expenses	1.35%	1.57%	2.10%	1.08%	0.93%

Fee waiver and/or expense reimbursement	0.05% C	0.02% C	0.05% C	0.03% C	0.03% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.30%	1.55%	2.05%	1.05%	0.90%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.23% for Class M, 0.25% for Class C, 0.21% for Class I, and 0.09% for Class Z, was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$700	$700	$502	$502	$308	$208	$107	$107	$92	$92
3 years	$972	$972	$826	$826	$651	$651	$339	$339	$292	$292
5 years	$1,266	$1,266	$1,173	$1,173	$1,123	$1,123	$592	$592	$511	$511
10 years	$2,100	$2,100	$2,150	$2,150	$2,234	$2,234	$1,314	$1,314	$1,139	$1,139

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Advisor Global Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.88%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.35%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[7]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	$ 700
3 years	rr_ExpenseExampleYear03	972
5 years	rr_ExpenseExampleYear05	1,266
10 years	rr_ExpenseExampleYear10	2,100
1 year	rr_ExpenseExampleNoRedemptionYear01	700
3 years	rr_ExpenseExampleNoRedemptionYear03	972
5 years	rr_ExpenseExampleNoRedemptionYear05	1,266
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,100
Fidelity Advisor Global Equity Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.86%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.57%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[7]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.55%
1 year	rr_ExpenseExampleYear01	$ 502
3 years	rr_ExpenseExampleYear03	826
5 years	rr_ExpenseExampleYear05	1,173
10 years	rr_ExpenseExampleYear10	2,150
1 year	rr_ExpenseExampleNoRedemptionYear01	502
3 years	rr_ExpenseExampleNoRedemptionYear03	826
5 years	rr_ExpenseExampleNoRedemptionYear05	1,173
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,150
Fidelity Advisor Global Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.88%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.10%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[7]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.05%
1 year	rr_ExpenseExampleYear01	$ 308
3 years	rr_ExpenseExampleYear03	651
5 years	rr_ExpenseExampleYear05	1,123
10 years	rr_ExpenseExampleYear10	2,234
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	651
5 years	rr_ExpenseExampleNoRedemptionYear05	1,123
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,234
Fidelity Advisor Global Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[7]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	339
5 years	rr_ExpenseExampleYear05	592
10 years	rr_ExpenseExampleYear10	1,314
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	339
5 years	rr_ExpenseExampleNoRedemptionYear05	592
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,314
Fidelity Advisor Global Equity Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.72%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.93%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[7]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	292
5 years	rr_ExpenseExampleYear05	511
10 years	rr_ExpenseExampleYear10	1,139
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	292
5 years	rr_ExpenseExampleNoRedemptionYear05	511
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,139
Fidelity Advisor International Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® International Capital Appreciation Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.73% A,B	0.73% A,B	0.73% A,B	0.73% A,B	0.61% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	1.00%	1.25%	1.75%	0.75%	0.63%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A, 0.21% for Class M, 0.21% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$671	$671	$473	$473	$278	$178	$77	$77	$64	$64
3 years	$875	$875	$733	$733	$551	$551	$240	$240	$202	$202
5 years	$1,096	$1,096	$1,012	$1,012	$949	$949	$417	$417	$351	$351
10 years	$1,729	$1,729	$1,808	$1,808	$1,864	$1,864	$930	$930	$786	$786

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Advisor International Capital Appreciation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	$ 671
3 years	rr_ExpenseExampleYear03	875
5 years	rr_ExpenseExampleYear05	1,096
10 years	rr_ExpenseExampleYear10	1,729
1 year	rr_ExpenseExampleNoRedemptionYear01	671
3 years	rr_ExpenseExampleNoRedemptionYear03	875
5 years	rr_ExpenseExampleNoRedemptionYear05	1,096
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,729
Fidelity Advisor International Capital Appreciation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	$ 278
3 years	rr_ExpenseExampleYear03	551
5 years	rr_ExpenseExampleYear05	949
10 years	rr_ExpenseExampleYear10	1,864
1 year	rr_ExpenseExampleNoRedemptionYear01	178
3 years	rr_ExpenseExampleNoRedemptionYear03	551
5 years	rr_ExpenseExampleNoRedemptionYear05	949
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,864
Fidelity Advisor International Capital Appreciation Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	$ 473
3 years	rr_ExpenseExampleYear03	733
5 years	rr_ExpenseExampleYear05	1,012
10 years	rr_ExpenseExampleYear10	1,808
1 year	rr_ExpenseExampleNoRedemptionYear01	473
3 years	rr_ExpenseExampleNoRedemptionYear03	733
5 years	rr_ExpenseExampleNoRedemptionYear05	1,012
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,808
Fidelity Advisor International Capital Appreciation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	240
5 years	rr_ExpenseExampleNoRedemptionYear05	417
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 930
Fidelity Advisor International Capital Appreciation Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.61%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.63%
1 year	rr_ExpenseExampleYear01	$ 64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
1 year	rr_ExpenseExampleNoRedemptionYear01	64
3 years	rr_ExpenseExampleNoRedemptionYear03	202
5 years	rr_ExpenseExampleNoRedemptionYear05	351
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 786
Fidelity Advisor Overseas Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Overseas Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.74% A,B	0.71% A,B	0.74% A,B	0.70% A,B	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.08% B	0.08% B	0.08% B	0.08% B	0.08% B

Total annual operating expenses	1.07%	1.29%	1.82%	0.78%	0.66%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.22% for Class M, 0.25% for Class C, 0.22% for Class I, and 0.09% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 678	$ 678	$ 477	$ 477	$ 285	$ 185	$ 80	$ 80	$ 67	$ 67
3 years	$ 896	$ 896	$ 745	$ 745	$ 573	$ 573	$ 249	$ 249	$ 211	$ 211
5 years	$1,131	$1,131	$1,033	$1,033	$ 985	$ 985	$ 433	$ 433	$ 368	$ 368
10 years	$1,806	$1,806	$1,852	$1,852	$1,940	$1,940	$ 966	$ 966	$ 822	$ 822

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Advisor Overseas Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.74%	[1],[9]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	$ 678
3 years	rr_ExpenseExampleYear03	896
5 years	rr_ExpenseExampleYear05	1,131
10 years	rr_ExpenseExampleYear10	1,806
1 year	rr_ExpenseExampleNoRedemptionYear01	678
3 years	rr_ExpenseExampleNoRedemptionYear03	896
5 years	rr_ExpenseExampleNoRedemptionYear05	1,131
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,806
Fidelity Advisor Overseas Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.74%	[1],[9]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.82%
1 year	rr_ExpenseExampleYear01	$ 285
3 years	rr_ExpenseExampleYear03	573
5 years	rr_ExpenseExampleYear05	985
10 years	rr_ExpenseExampleYear10	1,940
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	573
5 years	rr_ExpenseExampleNoRedemptionYear05	985
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,940
Fidelity Advisor Overseas Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%	[1],[9]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	$ 477
3 years	rr_ExpenseExampleYear03	745
5 years	rr_ExpenseExampleYear05	1,033
10 years	rr_ExpenseExampleYear10	1,852
1 year	rr_ExpenseExampleNoRedemptionYear01	477
3 years	rr_ExpenseExampleNoRedemptionYear03	745
5 years	rr_ExpenseExampleNoRedemptionYear05	1,033
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,852
Fidelity Advisor Overseas Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%	[1],[9]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.78%
1 year	rr_ExpenseExampleYear01	$ 80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	966
1 year	rr_ExpenseExampleNoRedemptionYear01	80
3 years	rr_ExpenseExampleNoRedemptionYear03	249
5 years	rr_ExpenseExampleNoRedemptionYear05	433
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 966
Fidelity Advisor Overseas Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%	[1],[9]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.66%
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	822
1 year	rr_ExpenseExampleNoRedemptionYear01	67
3 years	rr_ExpenseExampleNoRedemptionYear03	211
5 years	rr_ExpenseExampleNoRedemptionYear05	368
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 822
Fidelity Advisor Value Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Value Leaders Fund
Class A, Class M, Class C, and Class I
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.78	% A,B	0.77	% A,B	0.78	% A,B	0.72	% A,B

Distribution and/or Service (12b‑1) fees	0.25%		0.50%		1.00%		None

Other expenses	0.32	% B	0.33	% B	0.33	% B	0.31	% B

Total annual operating expenses	1.36%		1.60%		2.11%		1.03%
Fee waiver and/or expense reimbursement	0.21	% C	0.20	% C	0.21	% C	0.13	% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.15%		1.40%		1.90%		0.90%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.23% for Class M, 0.24% for Class C, and 0.18% for Class I was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$685	$685	$488	$488	$293	$193	$92	$92
3 years	$955	$955	$812	$812	$634	$634	$310	$310
5 years	$1,251	$1,251	$1,166	$1,166	$1,108	$1,108	$552	$552
10 years	$2,093	$2,093	$2,162	$2,162	$2,227	$2,227	$1,244	$1,244

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Advisor Value Leaders Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1],[10]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[11]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	$ 685
3 years	rr_ExpenseExampleYear03	955
5 years	rr_ExpenseExampleYear05	1,251
10 years	rr_ExpenseExampleYear10	2,093
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	955
5 years	rr_ExpenseExampleNoRedemptionYear05	1,251
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,093
Fidelity Advisor Value Leaders Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1],[10]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.11%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[11]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.90%
1 year	rr_ExpenseExampleYear01	$ 293
3 years	rr_ExpenseExampleYear03	634
5 years	rr_ExpenseExampleYear05	1,108
10 years	rr_ExpenseExampleYear10	2,227
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	634
5 years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,227
Fidelity Advisor Value Leaders Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.77%	[1],[10]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.60%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[11]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	$ 488
3 years	rr_ExpenseExampleYear03	812
5 years	rr_ExpenseExampleYear05	1,166
10 years	rr_ExpenseExampleYear10	2,162
1 year	rr_ExpenseExampleNoRedemptionYear01	488
3 years	rr_ExpenseExampleNoRedemptionYear03	812
5 years	rr_ExpenseExampleNoRedemptionYear05	1,166
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,162
Fidelity Advisor Value Leaders Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.72%	[1],[10]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.03%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[11]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	310
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,244
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	310
5 years	rr_ExpenseExampleNoRedemptionYear05	552
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,244

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.24% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
[3]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.25% for Class M, 0.24% for Class C, 0.22% for Class I, and 0.09% for Class Z was previously charged under the services agreements.
[4]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.21% for Class I, and 0.08% for Class Z, was previously charged under the services agreements.
[5]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, and 0.17% for Class I was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[6]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.23% for Class M, 0.25% for Class C, 0.21% for Class I, and 0.09% for Class Z, was previously charged under the services agreements.
[7]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[8]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A, 0.21% for Class M, 0.21% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[9]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.22% for Class M, 0.25% for Class C, 0.22% for Class I, and 0.09% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[10]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.23% for Class M, 0.24% for Class C, and 0.18% for Class I was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[11]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.